RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																				3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2026	Jun. 12, 2026	Jun. 09, 2026	May 14, 2026	Mar. 30, 2026	Jan. 28, 2026	Dec. 31, 2025	Nov. 05, 2025	Sep. 20, 2025	Jul. 14, 2025	Feb. 10, 2025	Oct. 02, 2024	Sep. 30, 2024	Jul. 26, 2024	Jun. 24, 2024	Jun. 05, 2024	Nov. 29, 2022	Jan. 17, 2020	Mar. 18, 2019	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Feb. 02, 2026	Jan. 18, 2026	Oct. 23, 2025	Oct. 22, 2025	Jul. 29, 2025	Feb. 16, 2025	Jan. 28, 2025	Jan. 27, 2025	Oct. 28, 2024	Aug. 20, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 13, 2023
RelatedPartyTransactionsLineItem [Line Items]
Number of shares issued																						1
Ordinary shares, par value																				$ 0.00001		$ 0.00001	$ 0.00001				$ 0.00001
Common Class A [Member]
RelatedPartyTransactionsLineItem [Line Items]
Ordinary shares, par value																				0.00001		0.00001	0.00001				$ 0.00001
DT Cloud Star Acquisition Corp [Member]
RelatedPartyTransactionsLineItem [Line Items]
Ordinary shares, par value							$ 0.0001													0.0001		0.0001	0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance of private placement																										$ 2,069,000
Borrowings value																														$ 75,000
Share price							$ 10.00													$ 10.00		10.00	$ 10.00		$ 10.00
Amount due to sponsor							$ 384,050																		$ 384,050	84,500
Payment for general and administrative services fees																				$ 30,000	$ 30,000		$ 60,000	$ 60,000	$ 120,000	50,000
Private units price per share							$ 10.00													$ 10.00		$ 10.00	$ 10.00		$ 10.00					$ 10.00
Working capital loan
Unsecured debt							150,000																		150,000
Notes payable
Warrants issued																												1,931,900
Payments receivable of notes payable																										298,440
DT Cloud Star Acquisition Corp [Member] | Maximum [Member]
RelatedPartyTransactionsLineItem [Line Items]
Share price							$ 10.00													$ 10.00		$ 10.00	$ 10.00		$ 10.00						$ 10.00
Related party debt																							$ 300,000
DT Cloud Star Acquisition Corp [Member] | Investment Management Trust Agreement [Member]
RelatedPartyTransactionsLineItem [Line Items]
Extension payment																														$ 75,000	$ 75,000
Borrowings value																				$ 375,000		$ 375,000	375,000							$ 75,000
Share price																														$ 10.00
DT Cloud Star Acquisition Corp [Member] | Administrative Services Agreement [Member]
RelatedPartyTransactionsLineItem [Line Items]
Payment for administrative services fees																							10,000		$ 10,000
DT Cloud Star Acquisition Corp [Member] | Administrative Services Agreement [Member] | General and Administrative Expenses [Member]
RelatedPartyTransactionsLineItem [Line Items]
Payment for administrative services fees																								90,000	120,000
Payment for general and administrative services fees																				30,000	$ 30,000		60,000	60,000
DT Cloud Star Acquisition Corp [Member] | Trust Agreement [Member]
RelatedPartyTransactionsLineItem [Line Items]
Extension payment																															$ 75,000
DT Cloud Star Acquisition Corp [Member] | Private Placement [Member]
RelatedPartyTransactionsLineItem [Line Items]
Number of units issued														206,900
Share price per share														$ 10.00
Proceeds from issuance of private placement														$ 2,069,000
DT Cloud Star Acquisition Corp [Member] | Sponsor [Member]
RelatedPartyTransactionsLineItem [Line Items]
Percentage of issued and outstanding shares owned																	20.00%
Amount due to sponsor							$ 384,050													$ 1,001,114		$ 1,001,114	$ 1,001,114		$ 384,050	84,500
DT Cloud Star Acquisition Corp [Member] | Sponsor [Member] | Promissory Note [Member]
RelatedPartyTransactionsLineItem [Line Items]
Aggregate principal amount																																							$ 300,000
DT Cloud Star Acquisition Corp [Member] | Sponsor [Member] | Working Capital Loan Note [Member]
RelatedPartyTransactionsLineItem [Line Items]
Share price per share																																				$ 10.00
Aggregate principal amount																																				$ 300,000
DT Cloud Star Acquisition Corp [Member] | Sponsor [Member] | Private Placement [Member]
RelatedPartyTransactionsLineItem [Line Items]
Number of units issued														206,900
Share price per share														$ 10.00
Proceeds from issuance of private placement														$ 2,069,000
PRIMEGEN US, INC. [Member]
RelatedPartyTransactionsLineItem [Line Items]
Ordinary shares, par value																																					$ 0.00001
Share price							$ 0.90													$ 8.00		$ 8.00	$ 8.00		$ 0.90
Payment for general and administrative services fees																							$ 5,295,556	2,362,645	$ 2,969,827	10,101,125
Related party debt																							30,000
Warrants issued																																	10,000	180,000	2,000,000
Right-of-use asset							$ 417,263													$ 333,811		$ 333,811	333,811		417,263	$ 584,169
Lease liability							$ 435,886													$ 349,749		$ 349,749	$ 349,749		435,886
Monthly lease payments																									$ 15,812
PRIMEGEN US, INC. [Member] | St em Med dings Holdings LLC [Member]
RelatedPartyTransactionsLineItem [Line Items]
Warrants issued																																			2,000,000
Exercise price																																			$ 0.90
PRIMEGEN US, INC. [Member] | Common Class A [Member]
RelatedPartyTransactionsLineItem [Line Items]
Number of shares issued			6,250	37,500	23,750	107,777
Ordinary shares, par value							$ 0.00001													$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Number of units issued							1,556,665		244,443		333,333
Private units price per share			$ 8.00	$ 8.00	$ 8.00	$ 0.90
Exercise price																													$ 0.90				$ 0.90	$ 0.90	$ 0.90
PRIMEGEN US, INC. [Member] | Promissory Note Payable [Member] | Chief Financial Officer [Member]
RelatedPartyTransactionsLineItem [Line Items]
Interest rate		12.00%
Note payable		$ 400,000
Accrued interest							$ 0													$ 2,533		$ 2,533	$ 2,533		$ 0
Maturity date		Dec. 31, 2026
PRIMEGEN US, INC. [Member] | Stem Med Scientific Inc [Member]
RelatedPartyTransactionsLineItem [Line Items]
Warrants issued																																			2,000,000
Ownership percentage																																			83.40%
Exercise price																																			$ 0.90
PRIMEGEN US, INC. [Member] | St em Med dings Holdings LLC [Member]
RelatedPartyTransactionsLineItem [Line Items]
Ownership percentage																																								83.40%
PRIMEGEN US, INC. [Member] | Prime Gen Global Inc [Member]
RelatedPartyTransactionsLineItem [Line Items]
Ownership percentage																																						83.40%
PRIMEGEN US, INC. [Member] | Rita Yuka Wong [Member]
RelatedPartyTransactionsLineItem [Line Items]
Interest rate								8.00%								8.00%
Note payable							300,000	$ 300,000																	300,000
Accrued interest							3,133					$ 6,156													3,133
Maturity date								Mar. 31, 2026
Debt conversion amount												$ 294,696
Debt conversion price												$ 0.90
Convertible note principal							0									$ 294,696									0	$ 0
Convertible note term																2 years
PRIMEGEN US, INC. [Member] | Rita Yuka Wong [Member] | Promissory Note Payable [Member]
RelatedPartyTransactionsLineItem [Line Items]
Borrowings value								$ 300,000
Interest rate								8.00%
Note payable							300,000													300,000		300,000	300,000		300,000
Accrued interest							3,133													15,013		15,013	15,013		3,133
PRIMEGEN US, INC. [Member] | Prime Gen Biotech LLC [Member]
RelatedPartyTransactionsLineItem [Line Items]
Note payable							278,806													271,276		271,276	271,276		278,806
Consideration Amount																			$ 278,806
Payments receivable of notes payable																							189,149		189,149	195,873
Net balance							89,657													$ 82,127		$ 82,127	$ 82,127		89,657	82,932
License description										Once cumulative worldwide net sales of licensed products equal $5.0 million, PGUS is required to pay PGB a royalty of 1.5% on worldwide net sales of licensed products in excess of $5.0 million. Following expiration of the last-to-expire patent within the licensed patents in a country, the royalty due on net sales in that country is reduced by 50%. PGUS is also required to pay PGB 10% of certain non-royalty consideration PGUS receives from sublicenses, including upfront payments, fixed or periodic fees, milestone fees and certain debt, equity or investment consideration, subject to the terms of the agreement. Royalties and sublicense revenue share payments are payable within 30 days after the end of the calendar quarter in which they become due.
Licenses cost										$ 5,000,000.0
Debt conversion amount													$ 6,695,000
Debt conversion price												$ 0.90
Debt converted shares												7,438,888
PRIMEGEN US, INC. [Member] | Yuen Family Trust [Member]
RelatedPartyTransactionsLineItem [Line Items]
Right-of-use asset															$ 667,622
Lease liability															$ 667,622
Lease maturity date															Jun. 30, 2028
Monthly lease payments	$ 15,812														$ 15,812
PRIMEGEN US, INC. [Member] | Yuen Family Trust And Stem Med Note [Member]
RelatedPartyTransactionsLineItem [Line Items]
Interest rate																																								8.00%
Note payable							$ 0																		0	0
Debt conversion amount												$ 5,150,000
Accrued Interest Forgiveness																																						$ 891,606
Interest expense																									$ 0	$ 154,500
PRIMEGEN US, INC. [Member] | Yuen Family Trust And Stem Med Note [Member] | Common Class A [Member]
RelatedPartyTransactionsLineItem [Line Items]
Converted shares												5,722,222
Debt conversion price												$ 0.90
PRIMEGEN US, INC. [Member] | Prime Gen Global Inc [Member]
RelatedPartyTransactionsLineItem [Line Items]
Interest rate																		4.00%
Maturity date																		Dec. 31, 2022
PRIMEGEN US, INC. [Member] | Prime Gen Global Inc [Member] | Maximum [Member]
RelatedPartyTransactionsLineItem [Line Items]
Note payable																		$ 9,000,000
Founder Shares [Member] | DT Cloud Star Acquisition Corp [Member]
RelatedPartyTransactionsLineItem [Line Items]
Number of shares issued																	1,725,000
Purchase price of shares																	$ 25,000
Representative Shares [Member] | DT Cloud Star Acquisition Corp [Member]
RelatedPartyTransactionsLineItem [Line Items]
Number of shares issued														69,000
Ordinary shares, par value														$ 0.0001